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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06362
Invesco Van Kampen Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen Municipal Trust
Semiannual Report to Shareholders ▪ August 31, 2011
NYSE: VKQ

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
21	Financial Statements
24	Notes to Financial Statements
30	Financial Highlights
32	Approval of Investment Advisory and Sub-Advisory Agreements
34	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	10.93%

Trust at Market Value	14.17

Barclays Capital Municipal Bond Index▼	6.39

Market Price Premium to NAV as of 8/31/11	1.51

▼	Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen Municipal Trust.
     Effective June 28, 2011, Richard Berry joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1987.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with

NYSE Symbol	VKQ
Invesco or its affiliates in an investment capacity since 1985.
     Thomas Byron began managing the Trust in 2000 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an invest-
ment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2001 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management or its affiliates in an investment capacity.

2 Invesco Van Kampen Municipal Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3 Invesco Van Kampen Municipal Trust

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–158.43%
Alabama–2.42%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	$2,150	$2,191,237

Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	1,650	1,723,375

Gadsen (City of); Series 2003 B, Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.25%	08/01/21	3,695	3,974,268

Health Care Authority for Baptist Health (The); Series 2009 A, RB(c)(d)	6.13%	05/15/12	1,300	1,337,349

Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	1,725	1,260,853

Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	1,950	2,045,140

				12,532,222

Alaska–0.17%
Matanuska-Susitna Borough (City of) (Public Safety Building Lease); Series 2000, COP (INS–AGM)(b)	5.75%	03/01/16	855	858,651

Arizona–4.05%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,879,808

Series 2008 B, Highway RB(a)	5.00%	07/01/26	2,545	2,790,516

Arizona Capital Facilities Finance Corp. (Arizona State University); Series 2000, Student Housing RB	6.25%	09/01/32	1,425	1,376,593

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	488,425

Series 2010, RB	5.13%	05/15/40	1,100	1,074,854

Glendale (City of) Industrial Development Authority; Series 2005, Ref. RB	5.00%	12/01/35	1,090	945,302

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS–AMBAC)(b)	5.25%	01/01/32	1,035	1,043,052

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(c)(d)	5.00%	07/01/14	2,150	2,348,832

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 B, Ref. PCR(c)(d)	5.50%	05/01/12	1,225	1,256,041

Navajo (County of) Pollution Control Corp.;
Series 2009 C, PCR(c)(d)	5.50%	06/01/14	625	674,819

Series 2009 E, PCR(c)(d)	5.75%	06/01/16	715	816,816

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	585,722

Series 2009, Education RB	7.13%	01/01/45	610	561,438

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB(e)	6.55%	12/01/37	2,300	2,074,692

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(a)	5.00%	01/01/28	2,050	2,235,505

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	792,801

				20,945,216

California–17.72%
Anaheim (City of) Public Financing Authority (Public Improvements); Series 1997 C, CAB Sub. Lease RB (INS–AGM)(b)(f)	0.00%	09/01/20	4,000	2,520,720

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(b)	5.25%	09/01/35	2,100	1,631,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(a)	5.00%	04/01/39	$2,000	$2,067,300

Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	4,000	4,134,600

Series 2009 F-1, Toll Bridge RB(a)	5.00%	04/01/34	2,500	2,609,675

Series 2009 F-1, Toll Bridge RB(a)	5.13%	04/01/39	4,000	4,184,600

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	800	331,840

California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB(a)	5.00%	12/01/24	775	873,076

Series 2008 AE, Water RB(a)	5.00%	12/01/25	975	1,088,071

Series 2008 AE, Water RB(a)	5.00%	12/01/26	975	1,078,555

Series 2008 AE, Water RB(a)	5.00%	12/01/27	575	630,223

Series 2008 AE, Water RB(a)	5.00%	12/01/28	975	1,062,506

California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,070,100

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,066,940

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(e)	5.30%	08/01/23	3,150	3,080,511

Series 2008 K, Home Mortgage RB(e)	5.45%	08/01/28	3,700	3,702,220

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(e)	5.00%	07/01/27	1,000	990,230

California (State of) Public Works Board (UCLA Replacement Hospitals); Series 2002 A, RB (INS–AGM)(b)	5.38%	10/01/20	1,995	2,072,246

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,800,576

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,512,485

California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(g)	0.06%	08/15/47	7,000	7,000,000

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,250,292

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,236,281

California State University (Systemwide); Series 2002 A, RB (INS–AMBAC)(b)	5.00%	11/01/23	5,000	5,186,600

Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	435	381,430

Golden State Tobacco Securitization Corp.;
Series 2005 A, Asset-Backed RB (INS–FGIC)(b)	5.00%	06/01/35	5,000	4,589,750

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,533,360

Los Angeles Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,061,330

Los Angeles Unified School District; Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,372,248

Metropolitan Water District of Southern California; Series 2009 A, Water RB	5.00%	01/01/34	2,500	2,653,325

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(h)	5.50%	03/01/18	130	126,585

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,125	1,147,601

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,294,618

San Bernadino (City of) Joint Powers Financing Authority (Central City Merged Project); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(b)	5.75%	07/01/20	1,375	1,301,960

San Diego (County of) Community College District (Election 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	4,110	4,307,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Second Series 2008 A-4, Ref. RB(c)(d)(e)	6.50%	05/01/12	$1,200	$1,247,640

Second Series 2011 F, Ref. RB	5.00%	05/01/26	1,550	1,568,863

Series 2011 F, Ref. Second Series RB	5.00%	05/01/25	775	791,639

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB	5.00%	11/01/36	3,360	3,541,944

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,200	2,169,120

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	6,600	4,198,590

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,213,505

				91,682,582

Colorado–3.10%
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	4,875	4,925,603

Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	955,200

Series 2005, RB	5.00%	06/01/35	2,790	2,547,465

Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB(d)(i)	6.50%	11/15/11	1,125	1,150,751

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	350	299,072

Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	425	332,486

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,476,034

Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,107,425

Jefferson (County of);
Series 1980, Residential Mortgage RB(j)	11.50%	09/01/11	220	220,000

Series 1980, Residential Mortgage RB(j)	9.00%	09/01/12	100	108,540

Montezuma (County of) Hospital District (Health Facilities Enterprise); Series 2007, Ref. Hospital RB	5.90%	10/01/37	955	784,408

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(g)	0.14%	04/01/16	1,000	1,000,000

Platte River Power Authority; Series 2009 HH, Power RB	5.00%	06/01/26	1,000	1,110,670

				16,017,654

Connecticut–1.38%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(e)	6.60%	07/01/24	2,840	2,757,299

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(e)	5.50%	04/01/21	1,200	1,289,916

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(e)	5.00%	05/15/31	1,605	1,630,359

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,450	1,451,842

				7,129,416

District of Columbia–2.96%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	700	769,083

Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,585,688

District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(b)	5.50%	10/01/41	4,000	4,299,760

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	775	825,569

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	1,575	1,639,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

Metropolitan Washington D.C. Airports Authority; Series 2002 A, RB (INS–NATL)(b)(e)	5.13%	10/01/26	$5,000	$5,179,700

				15,299,013

Florida–12.83%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	942,250

Series 2007, IDR	5.88%	11/15/36	1,000	789,400

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,305	1,157,026

Brevard (County of) Health Facilities Authority (Health First Inc. Project); Series 2001, Health Care Facilities RB (INS–NATL)(b)	5.13%	04/01/31	3,380	3,320,411

Citizens Property Insurance Corp.;
Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	5,000	5,373,250

Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,200	2,394,282

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)	5.95%	07/01/20	340	354,426

Florida (State of) Department of Transportation; Series 2004 A, Turnpike RB(a)	5.00%	07/01/29	5,000	5,185,950

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)	5.13%	06/01/27	1,650	1,691,234

Gulf Breeze (City of) (Local Government Loan Program); Series 1985 E, RB (INS–FGIC)(b)(c)(d)	5.63%	12/01/16	1,895	1,908,189

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.38%	10/01/33	975	995,378

Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.50%	10/01/38	2,175	2,209,278

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS–AMBAC)(b)(c)(d)	5.00%	03/15/12	800	817,952

Series 2007 B, Ref. PCR(c)(d)	5.15%	09/01/13	800	865,264

Hillsborough (County of); Series 2006 A, Solid Waste & Resources Recovery RB (INS–BHAC)(b)(e)	4.50%	09/01/34	3,000	2,809,980

Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital RB	5.00%	11/15/26	5,000	4,916,050

Series 2006, Ref. Hospital RB	5.00%	11/15/32	5,000	4,718,750

Miami Beach (City of); Series 2000, Stormwater RB (INS–NATL)(b)	5.25%	09/01/25	1,515	1,519,530

Miami-Dade (County of) (Miami International Airport); Series 2002, Aviation RB (INS–AGC)(b)(e)	5.38%	10/01/32	2,700	2,704,644

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,239,538

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	664,659

Miami-Dade (County of) Miami International Airport; Series 2002, Aviation RB (INS–NATL)(b)(e)	5.38%	10/01/25	2,000	2,030,280

Miami-Dade (County of); Series 2002 A, Aviation RB (INS–AGM)(b)(e)	5.13%	10/01/35	5,000	4,874,850

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	565	561,977

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	930	867,476

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(k)	6.13%	05/01/35	120	1

Series 2010 A-2, Capital Improvement CAB RB(l)	6.13%	05/01/35	130	83,486

Series 2010 B, Capital Improvement CAB RB(l)	5.13%	05/01/17	295	250,591

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,066,318

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	2,600	3,074,682

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(c)(d)	5.35%	05/01/18	3,250	3,695,412

Reunion East Community Development District; Series 2005, Special Assessment RB(k)	5.80%	05/01/36	590	289,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(h)	5.75%	10/01/22	$500	$499,565

Seminole Indian Tribe; Series 2007 A, Special Obligation RB(h)	5.25%	10/01/27	400	353,096

Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	885	638,333

Sterling Hill Community Development District (Hernando County); Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	712,936

Tolomato Community Development District;
Series 2007, Special Assessment RB	6.55%	05/01/27	200	133,244

Series 2007, Special Assessment RB	6.65%	05/01/40	1,125	691,549

				66,400,555

Georgia–2.74%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	370	380,489

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	675	694,136

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	210,978

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	3,500	3,534,265

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,350,600

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,454,557

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,334,796

Augusta-Richmond (County of); Series 2005 B, Airport Passenger Facility Charge RB(e)	5.35%	01/01/28	1,000	920,810

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR(c)(d)	2.50%	03/01/13	1,710	1,740,763

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc); Series 2010, RB	6.00%	09/01/30	1,000	1,022,310

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,500	1,534,725

				14,178,429

Guam–0.09%
Guam (Commonwealth of) Power Authority; Series 1999 A, RB (INS–AMBAC)(b)	5.25%	10/01/34	550	486,283

Hawaii–0.59%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	972,490

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,079,848

				3,052,338

Idaho–0.77%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	857,745

Series 2008 A, RB	6.75%	11/01/37	1,000	1,104,870

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	820	696,221

University of Idaho of Regents (The); Series 2011, Ref. General RB(c)(d)	5.25%	04/01/21	1,160	1,340,183

				3,999,019

Illinois–16.47%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	862,020

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,333,220

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	709,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of) (Diversey/Narragansett); Series 2006, Ref. Tax Increment Allocation COP	7.46%	02/15/26	$725	$721,259

Chicago (City of) (O’Hare International Airport);
Series 2002 A, Ref. General Airport Third Lien RB (INS–NATL)(b)(e)	5.38%	01/01/32	5,000	4,999,950

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)(b)	5.25%	01/01/24	3,500	3,701,530

Series 2005 A, General Airport Third Lien RB (INS–AGC)(a)(b)	5.25%	01/01/25	11,500	12,082,475

Series 2008 A, General Airport Third Lien RB (INS–AGM)(a)(b)	5.00%	01/01/33	4,000	4,081,280

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/27	3,800	3,897,242

Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(a)(b)	5.00%	12/01/27	3,975	4,076,720

Chicago (City of);
Series 2000 C, Ref. Unlimited Tax Go Bonds (INS–NATL)(b)	5.50%	01/01/40	465	465,219

Series 2007 F, Ref. VRD Unlimited Tax GO Bonds(g)	0.23%	01/01/42	1,000	1,000,000

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	3,100	3,273,879

Series 2011, Tax Increment COP	7.13%	05/01/21	610	628,696

Series 2011, Tax Increment COP	7.13%	05/01/21	410	422,567

Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(h)	5.50%	03/01/17	982	635,835

Deerfield (Village of) (Chicagoland Jewish High School); Series 2006, Educational Facility RB(k)	6.00%	05/01/41	1,000	523,790

Gilberts (Village of) Special Service Area No. 19 (The Conservancy Project); Series 2006 1, Special Tax RB(k)	5.38%	03/01/16	1,000	450,800

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(c)(d)(e)	3.50%	05/01/13	900	927,846

Illinois (State of) Developement Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB	7.38%	07/01/25	2,060	1,899,856

Illinois (State of) Finance Authority (Evangelical Hospital); Series 1992 C, Hospital RB (INS–AGM)(b)	6.75%	04/15/12	375	389,558

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.10%	08/15/31	1,395	1,146,732

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,200,622

Illinois (State of) Finance Authority (Landing at Plymoth Place); Series 2005 A, RB	6.00%	05/15/25	1,000	908,560

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(a)	5.38%	08/15/24	2,200	2,440,724

Series 2009 A, RB(a)	5.75%	08/15/30	1,400	1,508,150

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,525,060

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,686,383

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,315,325

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	961,490

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,092,966

Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	3,500	3,152,625

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,350	1,125,819

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,370	2,461,079

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS–NATL)(b)	5.25%	06/15/42	2,675	2,662,641

Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	2,265	2,297,888

Lake (County of) Community Unit School District No. 116 Round Lake; Series 1996, Unlimited Tax GO Bonds(j)	7.60%	02/01/14	250	292,855

Pingree Grove (Village of) (Cambridge Lakes Project); Series 2005, Special Tax RB	5.25%	03/01/15	127	123,024

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,010,938

United (City of) & Yorkville (City of) (Raintree Village); Series 2005, Special Tax RB	6.25%	03/01/35	982	542,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

United (City of) & Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax Bonds	6.00%	03/01/36	$950	$731,519

Volo (Village of) Special Service Area Number 3 (Symphony Meadows); Series 2006 1, Special Tax RB	6.00%	03/01/36	847	674,576

Will (County of) School District No. 161;
Series 1999, CAB Unlimited Tax GO Bonds(f)(j)	0.00%	01/01/16	675	639,245

Series 1999, CAB Unlimited Tax GO Bonds(f)(j)	0.00%	01/01/19	425	358,343

Series 1999, CAB Unlimited Tax GO Bonds (INS–NATL)(b)(f)	0.00%	01/01/16	1,335	1,131,172

Series 1999, CAB Unlimited Tax GO Bonds (INS–NATL)(b)(f)	0.00%	01/01/19	990	682,348

Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(e)	7.00%	12/01/42	525	459,574

				85,215,698

Indiana–2.90%
Allen County Juvenile Justice Center Building Corp.; Series 2001, First Mortgage RB(d)(i)	5.50%	01/01/12	1,000	1,027,690

Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	620	620,006

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(a)	5.00%	11/15/36	5,600	5,607,224

Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,428,089

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,576,224

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,770,592

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1995, PCR(e)	5.95%	12/01/29	1,500	1,530,615

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(h)	5.75%	09/01/42	500	441,830

				15,002,270

Iowa–0.22%
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,158,348

Kansas–0.74%
Cowley (County of) Unified School District No. 465 Winfield; Series 2003, Unlimited Tax GO Bonds (INS–NATL)(b)	5.25%	10/01/22	70	75,371

Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	3,500	3,757,390

				3,832,761

Kentucky–2.02%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	1,500	1,604,385

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,600	1,636,176

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/24	1,610	1,790,481

Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/25	1,815	1,998,805

Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,439,075

				10,468,922

Louisiana–2.89%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(k)	5.25%	07/01/17	989	494,896

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corporation Garage Project); Series 2001 A, RB (INS–AMBAC)(b)	5.20%	10/01/19	1,675	1,676,407

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,167,491

Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(b)	6.75%	06/01/26	2,000	2,301,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Lousiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98, Cost $4,964,138)	5.75%	10/30/18	$4,964	$4,880,939

Rapides Finance Authority (Cleco Power LLC); Series 2007, RB(c)(d)(e)	5.25%	03/01/13	2,000	2,079,280

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,337,006

				14,937,339

Maryland–0.93%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,281,952

Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS–AMBAC)(b)(e)	5.13%	03/01/24	1,700	1,725,398

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,067,483

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	755,789

				4,830,622

Massachusetts–4.78%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,489

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,800	1,824,408

Massachusetts (State of) Development Finance Agency (Boston Architectural Center);
Series 1998, RB (INS–ACA)(b)	6.10%	09/01/18	475	474,957

Series 1998, RB (INS–ACA)(b)	6.25%	09/01/28	1,000	901,370

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2007 A, RB	5.75%	11/15/35	500	279,025

Series 2007 A, RB	5.75%	11/15/42	500	266,525

Massachusetts (State of) Development Finance Agency (M/SBRC Project); Series 2002 A, RB (INS–NATL)(b)	5.13%	02/01/34	2,765	2,726,815

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	825	912,706

Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	750	746,460

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2008 B, RB(a)	5.00%	10/01/38	4,500	4,794,480

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	797,258

Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS–AGM)(a)(b)	5.00%	08/15/30	2,650	2,765,222

Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(a)(b)	4.50%	08/15/35	4,670	4,707,547

Massachusetts (State of) Water Resources Authority; Series 2009 B, RB	5.00%	08/01/22	1,200	1,408,404

				24,733,666

Michigan–1.76%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(b)	7.00%	07/01/27	2,715	3,185,129

Eastern Michigan University Board of Regents; Series 2009 B, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(g)	0.15%	03/01/49	1,000	1,000,000

Kent Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(c)(d)	5.25%	01/15/14	875	959,980

Series 2008 A, RB(c)(d)	5.50%	01/15/15	400	455,104

Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS–NATL)(b)(e)	5.30%	10/01/37	105	105,013

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS–SGI)(b)(e)	5.45%	12/15/32	1,500	1,492,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	$2,000	$1,903,740

				9,101,346

Minnesota–1.01%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	1,850	2,107,428

Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,200	1,331,196

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,763,753

				5,202,377

Mississippi–0.48%
Mississippi (State of) Business Finance Corp. (Gulf Opportunity Zone); Series 2007 A, VRD (Chevron U.S.A. Inc.)(g)	0.06%	12/01/30	500	500,000

Mississippi (State of) Business Finance Corp. (Gulf Opportunity Zone.); Series 2007 B, VRD (Chevron U.S.A Inc.)(g)	0.06%	12/01/30	2,000	2,000,000

				2,500,000

Missouri–2.95%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	160	160,037

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,168,739

Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. Improvement IDR	6.10%	06/01/20	1,400	1,350,258

Series 1999, Ref. Improvement IDR	6.20%	06/01/29	1,000	900,450

Fenton (City of) (Gravois Bluffs); Series 2001, Ref. Improvement Tax Increment Allocation RB(d)(i)	7.00%	10/01/11	385	391,052

Kansas (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,638,457

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,700	1,716,609

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	675	655,189

Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(g)	0.12%	08/01/41	1,680	1,680,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Living Facilities); Series 2005 B, Ref. RB	5.13%	02/01/27	1,200	1,143,984

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	930,410

Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2008 A-2, VRD RB (LOC–Wells Fargo Bank, N.A.)(g)	0.09%	10/01/35	1,000	1,000,000

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement Tax Increment Allocation RB	5.75%	11/01/27	625	574,944

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	632,495

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,339,245

				15,281,869

Nebraska–0.52%
Omaha (City of) Public Power District; Series 2006 A, Electric System RB(a)	5.00%	02/01/34	2,620	2,678,793

Nevada–2.86%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(b)(e)	5.25%	07/01/34	4,000	3,776,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–(continued)

Nevada (State of) (Capital Improvement & Cultural Affairs);
Series 2008 C, Limited Tax GO Bonds(a)	5.00%	06/01/22	$2,860	$3,199,253

Series 2008 C, Limited Tax GO Bonds(a)	5.00%	06/01/23	2,220	2,456,785

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	2,826,952

Reno (City of);
Series 2002, RB (INS–NATL)(b)	5.13%	06/01/26	930	931,655

Series 2002, RB (INS–NATL)(b)(d)(i)	5.13%	06/01/12	1,570	1,627,682

				14,818,607

New Hampshire–0.29%
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 1997, PCR(c)(d)(e)	7.13%	02/01/12	700	716,660

Series 2009 A, PCR(c)(d)(e)	6.88%	02/01/12	500	511,355

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Healthcare System RB	5.50%	07/01/34	250	250,433

				1,478,448

New Jersey–6.70%
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill Project); Series 2002, Special Assessment Ref. RB	5.75%	04/01/31	1,000	936,630

New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD RB(g)	0.11%	07/01/26	500	500,000

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,650	1,623,303

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS–NATL)(b)	5.90%	03/15/21	25,000	29,734,000

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, RB	5.75%	06/15/18	1,000	1,184,180

New Jersey (State of) Turnpike Authority; Series 1991 C, RB (INS–AGM)(b)	6.50%	01/01/16	580	702,165

				34,680,278

New Mexico–1.18%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(c)(d)	5.20%	06/01/20	1,000	1,021,210

Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,017,071

Jicarilla Apache Nation; Series 2003 A, RB(h)	5.00%	09/01/18	1,500	1,586,145

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(a)	6.38%	08/01/32	1,350	1,496,421

				6,120,847

New York–15.20%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,394,605

Series 2009, PILOT RB	6.38%	07/15/43	570	583,669

Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS–NATL)(b)	5.25%	11/15/31	3,000	3,027,300

Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/28	1,000	1,091,390

Series 2009 B, Dedicated Tax Funds RB	5.25%	11/15/30	1,500	1,608,810

Series 2010 D, Transportation RB	5.25%	11/15/26	2,500	2,736,500

Nassau (County of) Industrial Development Authority (Cold Spring Harbor Labratory Project); Series 1999, VRD Civic Facilities Ref. IDR(g)	0.11%	01/01/34	2,240	2,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (City of) Housing Development Corp.; Series 2007 E1, Multifamily Housing RB(e)	5.35%	11/01/37	$1,600	$1,627,168

New York (City of) Industrial Development Agency (7 World Trade Center, LLC);
Series 2005 A, Liberty RB	6.25%	03/01/15	400	401,568

Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,009,280

New York (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB(h)(k)	6.13%	02/15/19	1,000	10

New York (City of) Municipal Water Finance Authority;
Series 2005 D, RB(a)	5.00%	06/15/39	2,500	2,569,675

Series 2005 D, Water & Sewer System RB(a)	5.00%	06/15/38	8,800	9,048,336

Series 2008 AA, Water & Sewer RB(a)	5.00%	06/15/22	2,500	2,838,125

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB	5.25%	01/15/39	3,400	3,603,150

New York (City of); Series 1993 A-1, Sub. Unlimited Tax GO Bonds	5.75%	08/01/12	85	85,377

New YorK (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	3,000	3,134,790

New York (City of);
Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(g)	0.10%	08/01/17	1,500	1,500,000

Subseries 2008 I-1, Unlimited Tax GO Bonds(a)	5.00%	02/01/26	4,775	5,164,210

New York (State of) Dormitory Authority (City University System Consolidated); Series 1995 A, RB	5.63%	07/01/16	6,800	7,590,772

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB	5.00%	03/15/30	2,220	2,445,463

New York (State of) Dormitory Authority (School District Financing Program); Series 2009 C, RB (INS–AGL)(b)	5.00%	10/01/23	3,000	3,322,140

New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB(e)	5.13%	10/01/37	1,000	1,005,260

New York (State of) Thruway Authority;
Series 2009 A, Personal Income Tax RB(a)	5.00%	03/15/26	1,800	2,000,826

Series 2009 A, Personal Income Tax RB(a)	5.00%	03/15/27	2,000	2,203,520

Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	2,050	2,092,046

Port Authority of New York & New Jersey; Series 2006 144th, Consolidated RB(a)	5.00%	10/01/35	9,900	10,279,468

Triborough Bridge & Tunnel Authority; Series 2002 A, RB	5.00%	01/01/27	3,000	3,034,950

				78,638,408

North Carolina–2.66%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	4,300	4,610,288

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	677,472

North Carolina (State of) Municipal Power Agency No. 1 (Catawba-Indexed Caps); Series 1992, Ref. Electric RB (INS–NATL)(b)	6.00%	01/01/12	8,300	8,456,206

				13,743,966

North Dakota–0.57%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,018,400

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	2,000	1,955,280

				2,973,680

Ohio–9.12%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	300	233,799

Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS–AGM)(b)	5.50%	10/01/19	1,825	2,241,118

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	400	361,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	$930	$935,106

Series 2011 A, Hospital Facilities RB	5.00%	11/15/41	1,500	1,501,080

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	800	831,264

Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)	5.00%	04/01/24	1,475	1,568,972

Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,065,890

Montgomery (County of) (Catholic Health Initatives); Series 2006 C-1, RB (INS–AGM)(a)(b)	5.00%	01/01/41	1,625	1,632,654

Montgomery (County of) (Kettering Medical Center); Series 1996, RB (INS–NATL)(b)	6.25%	04/01/20	2,270	2,666,547

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,550	1,632,274

Series 2009 A, RB	6.25%	11/15/39	1,000	1,044,030

Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB(a)	5.13%	01/01/28	4,000	4,241,600

Series 2009 B, Hospital RB(a)	5.50%	01/01/34	1,000	1,050,340

Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(a)(b)	4.80%	09/01/36	8,000	7,816,640

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR(c)(d)	2.25%	06/03/13	2,000	2,030,900

Series 2009 C, Ref. PCR	5.63%	06/01/18	2,700	3,037,284

Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB(c)(d)(e)	2.88%	08/01/14	1,000	1,025,180

Ohio (State of) Bulding Authority (Facilities Administration Building Projects); Series 2002 A, RB(d)(i)	5.00%	04/01/12	1,250	1,285,075

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,585	1,586,997

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	2,000	2,075,820

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(a)(b)(e)	5.30%	09/01/28	1,543	1,583,729

Series 2008 D, Residential Mortgage RB (CEP–GNMA)(a)(b)(e)	5.40%	03/01/33	1,590	1,634,965

Series 2008 F, Residential Mortgage RB (CEP–GNMA)(a)(b)	5.50%	09/01/39	1,384	1,446,972

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(d)	5.88%	06/01/16	2,375	2,670,355

				47,199,995

Oklahoma–0.30%
Kay (County of) Home Finance Authority (Single Family Mortgage); Series 1992 A, Ref. RB(j)	7.00%	11/01/11	1,240	1,253,901

Oklahoma (State of) Housing Finance Agency; Series 1991 B, Mortgage Single Family RB (INS–GNMA)(b)(e)	8.00%	08/01/18	290	291,357

				1,545,258

Pennsylvania–2.26%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,031,910

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	1,892,761

Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. Turnpike RB (INS–AGL)(b)	5.00%	06/01/39	1,825	1,851,207

Subseries 2010 B-2, Ref. PCR(l)	5.75%	12/01/28	2,250	1,865,520

Subseries 2010 B-2, Ref. PCR(l)	6.00%	12/01/34	1,400	1,112,524

Philadelphia (City of) Hospitals & Higher Education Facilties Authority (Childrens Hospital of Philadelphia); Series 2002 B, VRD RB(g)	0.13%	07/01/25	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Philadelphia Aiport System); Series 2001 A, Airport RB (INS–NATL)(b)(e)	5.13%	07/01/19	$1,000	$1,011,210

Pittsburgh (City of); Series 2001, Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.50%	09/01/17	2,675	2,712,397

				11,677,529

Puerto Rico–2.62%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,477,845

Series 2010 CCC, RB	5.25%	07/01/27	2,100	2,142,231

Series 2010 XX, RB	5.25%	07/01/40	2,100	2,043,594

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB(d)(i)	5.25%	07/01/14	65	73,527

Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2010 A, RB	5.38%	08/01/39	2,000	2,017,420

First Subseries 2010 A, RB	5.50%	08/01/42	2,300	2,333,143

First Subseries 2010 C, First Sub. RB	5.25%	08/01/41	3,500	3,481,520

				13,569,280

Rhode Island–0.24%
Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	1,375	1,253,271

South Carolina–2.87%
Charleston County Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB(a)	5.25%	12/01/25	1,000	1,074,960

Series 2005, RB(a)	5.25%	12/01/26	3,000	3,208,050

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS–AMBAC)(b)	5.20%	11/01/27	2,500	2,585,575

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,960	1,990,204

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	993,070

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	745,740

Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	778,700

South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/27	725	288,876

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	3,000	3,181,110

				14,846,285

Tennessee–2.14%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB(d)(i)	8.00%	07/01/12	400	432,316

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital RB(d)(i)	7.50%	07/01/12	4,000	4,307,400

Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,137,535

Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,409,865

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)(b)	5.25%	09/01/27	2,650	2,801,448

				11,088,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–14.96%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	$1,575	$1,637,464

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/18	1,225	1,403,323

Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/19	1,440	1,644,322

Dallas (City of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	670	705,034

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS–BHAC)(b)(e)	5.50%	11/01/31	1,000	1,000,950

Series 2002 C, Joint Airport RB (INS–NATL)(b)(e)	5.75%	11/01/18	595	597,148

Series 2002 C, Joint Airport RB (INS–NATL)(b)(e)	6.00%	11/01/23	1,125	1,129,298

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	5,250	5,435,273

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	825	922,812

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,066,360

Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS–AGM)(b)(e)	5.63%	07/01/30	250	250,125

Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)	5.00%	11/15/36	2,750	2,854,445

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	900	958,050

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/36	995	1,049,038

Series 2011 D, First Lien Combined Utility System, RB	5.00%	11/15/31	1,865	2,009,370

Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	3,320	3,407,714

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,630,992

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, Health System RB	5.50%	02/15/32	1,100	959,640

Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR(c)(d)	1.13%	06/01/12	1,850	1,853,367

Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB(c)(d)	5.60%	03/01/14	1,250	1,290,800

McLennan County Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	1,180	1,266,553

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(c)(d)(e)	6.00%	08/01/13	1,500	1,623,765

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS–AMBAC)(b)	5.25%	08/15/32	2,400	2,429,256

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,086,670

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,347,600

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,053,730

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	2,895,799

Series 2008 L-2, Ref. First Tier System RB(c)(d)	6.00%	01/01/13	1,550	1,652,253

Series 2011 A, Special Projects System RB	5.50%	09/01/36	2,895	3,136,993

Port Freeport (City of) (The Dow Chemical Co.); Series 1991, Ref. RB	5.25%	10/01/11	1,000	1,003,040

San Antonio (City of) Higher Educational Facilities Corp. (Trinity University); Series 2002, Ref. VRD RB(g)	0.18%	06/01/33	1,900	1,900,000

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	931,000

Series 2007, Retirement Facility RB	5.75%	11/15/37	550	489,528

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,157,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	$450	$387,905

Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,200	1,189,008

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/28	3,300	3,610,728

Texas (State of) (Transportation Commission–Mobility Fund); Series 2008, Unlimited Tax GO Bonds(a)	5.00%	04/01/28	5,750	6,279,575

Texas (State of) Gulf Coast Waste Disposal Authority (Waste Management); Series 2006 D, RB	4.55%	04/01/12	1,000	1,007,890

Texas (State of) Municipal Power Agency; Series 1993, CAB RB(f)(j)	0.00%	09/01/15	80	77,362

Texas (State of) Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS–AGM)(b)	5.50%	09/01/13	100	102,007

Texas A & M University; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,775,300

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,602,561

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,000	2,567,850

				77,379,633

Utah–0.14%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	800	704,544

Vermont–0.16%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	808,290

Virgin Islands–0.34%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,775	1,779,420

Virginia–1.02%
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.35%	09/01/28	743	742,235

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB	5.50%	06/01/26	2,590	2,874,718

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,637	1,682,525

				5,299,478

Washington–1.59%
Bellevue Convention Center Authority; Series 1994, CAB Ref. RB (INS–NATL)(b)(f)	0.00%	02/01/24	5,000	2,831,300

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/26	1,525	1,696,257

Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.63%	01/01/28	1,350	1,147,082

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,025	1,071,914

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB(h)	6.00%	01/01/27	1,545	1,476,325

				8,222,878

West Virginia–1.47%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(e)	5.50%	10/15/37	3,500	3,386,775

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	987,570

Series 2008, RB	6.25%	10/01/23	1,100	1,080,299

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,090,189

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,039,880

				7,584,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–2.81%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/21	$450	$468,756

Series 2007 B, Collateralized Utility RB(e)	5.75%	11/01/37	410	412,284

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(c)(d)	5.13%	08/15/16	1,000	1,144,340

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health System Corporation); Series 1999, RB (INS–AMBAC)(b)	5.50%	08/15/25	5,000	5,002,250

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(g)	0.12%	12/01/26	1,000	1,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,401,178

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB(a)(e)	5.38%	09/01/23	2,545	2,670,799

Series 2008 A, Home Ownership RB(a)(e)	5.50%	09/01/28	1,275	1,311,350

Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	1,010	1,141,250

				14,552,207

Wyoming–0.44%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB	5.60%	12/01/35	1,000	975,050

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR(e)	5.25%	07/15/26	1,200	1,293,876

				2,268,926

TOTAL INVESTMENTS(m)–158.43% (Cost $804,938,912)				819,759,894

FLOATING RATE NOTE OBLIGATIONS–(19.97)%
Notes with interest rates ranging from 0.21% to 0.36% at 08/31/11 and contractual maturities of collateral ranging from 06/01/22 to 10/01/41 (See Note 1I)(n)				(103,345,000)

OTHER ASSETS LESS LIABILITIES–2.37%				12,260,836

PREFERRED SHARES–(40.83)%				(211,250,000)

NET ASSETS 100.00%				$517,425,730

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGL	– Assured Guaranty Ltd.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhanced Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1I.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Municipal Trust

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $5,119,391, which represented 0.99% of the Trust’s Net Assets.
(i)	Advance refunded.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $1,758,815, which represented 0.34% of the Trust’s Net Assets.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligation.

Entities	Percentage

National Public Finance Guarantee Corp.	9.38%

Assured Guaranty Municipal Corp.	6.67

Assured Guaranty Corp.	6.44

American Municipal Bond Assurance Corp.	5.06

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $181,771,914 are held by Dealer Trusts and serve as collateral for the $103,345,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

Revenue Bonds	88.1%

General Obligation Bonds	8.0

Pre-refunded Bonds	1.4

Other	2.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Municipal Trust

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $804,938,912)	$819,759,894

Cash	240,563

Receivable for:
Investments sold	3,709,630

Interest	10,959,109

Other assets	43,068

Total assets	834,712,264

Liabilities:
Floating rate note obligations	103,345,000

Payable for:
Investments purchased	2,367,540

Income distributions — preferred shares	2,612

Accrued fees to affiliates	134,452

Accrued other operating expenses	186,930

Total liabilities	106,036,534

Preferred shares ($0.01 par value, authorized 100,000,000 shares, 8,450 issued with liquidation preference of $25,000 per share)	211,250,000

Net assets attributable to common shares	$517,425,730

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$582,896,242

Undistributed net investment income	11,632,275

Undistributed net realized gain (loss)	(91,923,769)

Unrealized appreciation	14,820,982

$517,425,730

Net Assets:
Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares outstanding	39,040,087

Net asset value per common share	$13.25

Market value per common share	$13.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Municipal Trust

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$20,731,426

Expenses:
Advisory fees	2,248,199

Administrative services fees	82,740

Custodian fees	12,798

Interest, facilities and maintenance fees	447,170

Transfer agent fees	59,743

Trustees’ and officers’ fees and benefits	37,967

Professional services fees	343,640

Other	92,272

Total expenses	3,324,529

Less: Fees waived	(264,170)

Net expenses	3,060,359

Net investment income	17,671,067

Realized and unrealized gain (loss):
Net realized gain (loss) from investment securities	(10,222,360)

Change in net unrealized appreciation of investment securities	44,830,990

Net realized and unrealized gain	34,608,630

Net increase in net assets resulting from operations	52,279,697

Distributions to preferred shareholders from net investment income	(148,746)

Net increase in net assets from operations applicable to common shares	$52,130,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the four months ended February 28, 2011 and the year ended October 31, 2010
(Unaudited)

	Six months ended	Four months ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Operations:
Net investment income	$17,671,067	$12,404,239	$38,917,341

Net realized gain (loss)	(10,222,360)	(5,582,411)	(9,951,096)

Change in net unrealized appreciation (depreciation)	44,830,990	(50,019,259)	41,291,961

Distributions to preferred shareholders from net investment income	(148,746)	(156,012)	(464,078)

Net increase (decrease) in net assets resulting from operations	52,130,951	(43,353,443)	69,794,128

Distributions to common shareholders from net investment income	(18,732,736)	(12,479,545)	(37,307,836)

Net increase (decrease) in net assets from operations applicable to common shares	33,398,215	(55,832,988)	32,486,292

Share transactions–net:
Value of common shares issued through dividend reinvestment	526,723	202,980	1,189,467

Net increase (decrease) in net assets	33,924,938	(55,630,008)	33,675,759

Net assets applicable to common shares:
Beginning of period	483,500,792	539,130,800	505,455,041

End of period (includes undistributed net investment income of $11,632,275, $12,842,690 and $13,096,192, respectively)	$517,425,730	$483,500,792	$539,130,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net increase in net assets applicable to common shares resulting from operations	$52,130,951

Adjustments to reconcile net increase in net assets applicable to common shares from operations to net cash provided by operating activities:
Cost of purchases of investments	(56,131,392)

Proceeds from sales of investments	58,377,444

Amortization of premium	685,522

Accretion of discount	(422,000)

Net realized loss on investments	10,222,360

Net change in unrealized (appreciation) on investments	(44,830,990)

Decrease in interest receivable and other assets	288,081

Decrease in accrued expenses and other payables	(156,938)

Net cash provided by operating activities	20,163,038

Cash flows provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(18,325,068)

Decrease in payable to custodian	(927,407)

Net proceeds from and repayments of floating rate note obligations	(670,000)

Net cash provided by (used in) financing activities	(19,922,475)

Net increase in cash	240,563

Cash at the beginning of the period	—

Cash at the end of the period	$240,563

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$447,170

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

24        Invesco Van Kampen Municipal Trust

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain

25        Invesco Van Kampen Municipal Trust

relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
L.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily net assets including current preferred shares and leverage entered into to retire preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.94%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the period ended August 31, 2011, the Adviser waived advisory fees of $264,170.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

26        Invesco Van Kampen Municipal Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$819,759,894	$—	$819,759,894

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  For the six months ended August 31, 2011, the Trust paid legal fees of $45,201, respectively for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP, as legal counsel to the Trust. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $104,953,036 and 0.73%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27        Invesco Van Kampen Municipal Trust

  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 29, 2012	$2,903,782

February 28, 2014	593,665

February 28, 2015	6,620,583

February 29, 2016	34,152,213

February 28, 2017	22,386,378

February 28, 2018	9,910,253

February 28, 2019	5,551,039

Total capital loss carryforward	$82,117,913

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $53,682,652 and $58,089,232, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,759,402

Aggregate unrealized (depreciation) of investment securities	(23,854,131)

Net unrealized appreciation of investment securities	$15,905,271

Cost of investments for tax purposes is $803,854,623.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Four months ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Beginning shares	39,006,511	38,990,509	38,902,185

Shares Issued Through Dividend Reinvestment	33,576	16,002	88,324

Ending shares	39,040,087	39,006,511	38,990,509

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Preferred Shares of Beneficial Interest

  The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $25,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $25,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred share maintenance” expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares†	(000’s omitted)†	Rate†	Reset Date	Dividend Rates††

A	1,950	$48,750	0.122%	09/06/2011	0.077-0.232%

B	1,950	48,750	0.155	09/28/2011	0.077-0.232

C	1,950	48,750	0.177	09/01/2011	0.055-0.210

D	1,950	48,750	0.055	09/23/2011	0.055-0.243

E	650	16,250	0.144	09/21/2011	0.110-0.221

†	As of August 31, 2011.
††	For the six months ended August 31, 2011.

28        Invesco Van Kampen Municipal Trust

  Subsequent to August 31, 2011 and up through October 6, 2011 the Trust paid dividends to preferred shareholders at rates ranging from 0.055% to 0.188% in the aggregate amount of $22,854.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 12, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.
  The Trust entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Series A		Series B		Series C		Series D		Series E
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 28, 2011	1,950	$48,750,000	1,950	$48,750,000	1,950	$48,750,000	1,950	$48,750,000	650	$16,250,000

Shares retired	-0-	-0-	-0-	-0-	-0-	-0-	-0-	-0-	-0-	-0-

Outstanding at August 31, 2011	1,950	$48,750,000	1,950	$48,750,000	1,950	$48,750,000	1,950	$48,750,000	650	$16,250,000

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.080	September 15, 2011	September 30, 2011

September 30, 2011	$0.080	October 14, 2011	October 31, 2011

29        Invesco Van Kampen Municipal Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Four months
	ended		ended
	August 31,		February 28,		Year ended October 31,
	2011		2011		2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.40		$13.83		$12.99	$10.61	$15.35	$16.33	$16.15

Net investment income(a)	0.45		0.32		1.00	1.07	1.17	1.09	1.02

Net realized and unrealized gain (loss)	0.89		(1.42)		0.81	2.21	(4.84)	(0.97)	0.48

Distributions paid to preferred shareholders:
Net investment income	(0.01)		(0.01)		(0.01)	(0.04)	(0.25)	(0.31)	(0.24)

Net realized gain (loss)	—		—		—	—	—	—	(0.05)

Total income (loss) from investment operations	1.33		(1.11)		1.80	3.24	(3.92)	(0.19)	1.21

Distributions paid to common shareholders from:
Net investment income	(0.48)		(0.32)		(0.96)	(0.86)	(0.82)	(0.79)	(0.79)

Net realized gain (loss)	—		—		—	—	—	—	(0.24)

Total distribution paid to common shareholders	(0.48)		(0.32)		(0.96)	(0.86)	(0.82)	(0.79)	(1.03)

Net asset value, end of period	$13.25		$12.40		$13.83	$12.99	$10.61	$15.35	$16.33

Market value, end of period	$13.45		$12.23		$14.32	$12.69	$10.15	$13.85	$14.86

Total return at net asset value(b)	10.93%		(8.03)%		14.32%

Total return at market value(c)	14.17%		(12.39)%		21.17%	34.85%	(22.15)%	(1.88)%	13.84%

Net assets applicable to common shareholders, end of period (000’s omitted)	$517,426		$483,501		$539,131	$505,455	$412,121	$599,719	$643,062

Portfolio turnover rate(d)	7%		3%		10%	19%	67%	25%	28%

Ratios/supplemental data based on average net assets applicable to common shares:
With fee waivers and/or expense reimbursements(e)	1.22	%(f)	1.27	%(i)	1.12%	1.34%	2.05%	2.14%	1.23%

With fee waivers and/or expense reimbursements, excluding interest, facilities and maintenance fees(e)(h)	1.04	%(f)	1.02	%(i)	0.93%	1.05%	0.96%	0.95%	1.11%

Without fee waivers and/or expense reimbursements(e)	1.33	%(f)	1.34	%(i)	1.23%	1.51%	2.21%	2.28%	N/A

Ratio of net investment income before preferred share dividends	7.00	%(f)	7.68	%(i)	7.48%	9.31%	8.31%	6.84%	6.40%

Preferred share dividends	0.05	%(f)	0.10	%(i)	0.09%

Ratio of net investment income after preferred share dividends	6.95	%(f)	7.58	%(i)	7.39%	9.00%	6.55%	4.92%	4.91%

Senior securities:
Total preferred shares outstanding	8,450		8,450		8,450	9,450	10,400	13,000	13,000

Total amount of preferred shares outstanding (000’s omitted)	$211,250		$211,250		$211,250	$236,250	$260,000	$325,000	$325,000

Asset coverage on preferred shares(g)	$86,234		$82,219		$88,803	$78,488	$64,637	$71,143	$74,490

Liquidating preference per preferred share	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values differ from the net asset value and returns for shareholders transactions.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average net assets applicable to common shares (000’s omitted) of $498,174.
(g)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(h)	For the years ended October 31, 2010 and prior, ratios do not exclude facilities and maintenance fees.
(i)	Annualized
N/A=Not Applicable

30        Invesco Van Kampen Municipal Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint entitled Clifford Rotz, et al. v. Van Kampen Asset Management et al., was filed on behalf of Invesco Van Kampen High Income Trust II, Invesco Van Kampen Advantage Municipal Income Trust II, Invesco Van Kampen Municipal Opportunity Trust, Invesco Van Kampen Municipal Trust and Invesco Van Kampen Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley and certain current and former executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value. Specifically, the shareholders claim that the Board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the prior adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The Complaint alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint amends and consolidates two separate complaints that were filed by Clifford T. Rotz, Jr., Robert Fast and Gene Turban on July 22, 2010, and by Harry Suleski, Leon McDermott, Marilyn Morrison and John Johnson on August 3, 2010. Each of the Trusts initially received a demand letter from the plaintiffs on April 8, 2010. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trust assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. After reviewing the findings of the SLC’s, the Board announced on June 24, 2011, that it had adopted the SLC’s recommendation to seek dismissal of the action. On October 4, 2011, Invesco filed a motion to dismiss. This matter is pending. The Trust has incurred $259,611 in expenses relating to these matters during the period ended August 31, 2011.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

31        Invesco Van Kampen Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Municipal Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital Municipal Bond Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the

32        Invesco Van Kampen Municipal Trust

median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

33        Invesco Van Kampen Municipal Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Municipal Trust was held on June 17, 2011. The Meeting was held for the following purpose:

(1)	Elect four Class I Trustees, each by the holders of Common Shares of the Fund, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	34,762,385	1,166,044
	Howard J Kerr	34,745,181	1,183,248
	Jerry Choate	34,775,549	1,152,880
	Suzanne Woolsey	34,720,102	1,208,327

34        Invesco Van Kampen Municipal Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-06362.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-MUNI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.